Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.30%
Communication services: 15.21%
Entertainment: 3.40%
Activision Blizzard, Inc.†	38,871	$3,276,825
Endeavor Group Holdings, Inc. Class A†	117,920	2,820,646
Spotify Technology SA†	52,719	8,464,036
		14,561,507
Interactive media & services: 10.91%
Alphabet, Inc. Class C†	309,852	37,482,797
IAC, Inc.†	71,078	4,463,698
ZoomInfo Technologies, Inc.†	189,281	4,805,845
		46,752,340
Media: 0.90%
Trade Desk, Inc. Class A†	49,773	3,843,471
Consumer discretionary: 11.14%
Broadline retail: 7.99%
Amazon.com, Inc.†	175,179	22,836,334
Global-E Online Ltd.†	92,313	3,779,294
MercadoLibre, Inc.†	6,438	7,626,455
		34,242,083
Hotels, restaurants & leisure: 3.15%
Chipotle Mexican Grill, Inc.†	6,308	13,492,812
Financials: 15.74%
Capital markets: 2.73%
MSCI, Inc.	8,897	4,175,273
S&P Global, Inc.	18,730	7,508,670
		11,683,943
Financial services: 10.95%
Adyen NV ADR†	138,645	2,397,172
Fiserv, Inc.†	98,528	12,429,307
Mastercard, Inc. Class A	6,368	2,504,534
Visa, Inc. Class A	124,526	29,572,435
		46,903,448
Insurance: 2.06%
Progressive Corp.	66,645	8,821,799
Health care: 13.20%
Biotechnology: 1.34%
Exact Sciences Corp.†	60,940	5,722,266
Health care equipment & supplies: 1.63%
Intuitive Surgical, Inc.†	20,484	7,004,299
See accompanying notes to portfolio of investments
Allspring Discovery Innovation Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Health care providers & services: 5.02%
HealthEquity, Inc.†	86,967	$5,491,097
UnitedHealth Group, Inc.	33,294	16,002,428
		21,493,525
Health care technology: 1.54%
Veeva Systems, Inc. Class A†	33,378	6,599,832
Life sciences tools & services: 3.67%
Bio-Rad Laboratories, Inc. Class A†	21,280	8,067,674
Bio-Techne Corp.	74,269	6,062,578
Illumina, Inc.†	8,382	1,571,541
		15,701,793
Industrials: 3.56%
Ground transportation: 1.40%
J.B. Hunt Transport Services, Inc.	33,231	6,015,808
Professional services: 2.16%
WNS Holdings Ltd. ADR†	125,416	9,245,667
Information technology: 40.45%
Communications equipment: 1.67%
Motorola Solutions, Inc.	24,358	7,143,714
Electronic equipment, instruments & components: 9.53%
Novanta, Inc.†	82,092	15,113,137
Teledyne Technologies, Inc.†	55,546	22,835,516
Zebra Technologies Corp. Class A†	9,698	2,868,960
		40,817,613
IT services: 3.96%
Globant SA†	41,413	7,442,745
MongoDB, Inc.†	23,165	9,520,583
		16,963,328
Semiconductors & semiconductor equipment: 3.93%
Advanced Micro Devices, Inc.†	31,697	3,610,605
Enphase Energy, Inc.†	28,806	4,824,429
Impinj, Inc.†	31,394	2,814,472
Monolithic Power Systems, Inc.	5,546	2,996,116
Wolfspeed, Inc.†	46,536	2,586,936
		16,832,558
Software: 17.73%
BILL Holdings, Inc.†	45,438	5,309,430
Crowdstrike Holdings, Inc. Class A†	46,443	6,821,084
HubSpot, Inc.†	20,422	10,866,342
Microsoft Corp.	133,763	45,551,652
Tyler Technologies, Inc.†	17,788	7,408,168
		75,956,676
See accompanying notes to portfolio of investments
2 | Allspring Discovery Innovation Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 3.63%
Apple, Inc.	80,064	$15,530,014
Total common stocks (Cost $317,368,807)		425,328,496

		Yield
Short-term investments: 1.08%
Investment companies: 1.08%
Allspring Government Money Market Fund Select Class♠∞		5.02%	4,633,136	4,633,136
Total short-term investments (Cost $4,633,136)				4,633,136
Total investments in securities (Cost $322,001,943)	100.38%			429,961,632
Other assets and liabilities, net	(0.38)			(1,639,457)
Total net assets	100.00%			$428,322,175

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,241,903	$8,128,964	$(12,737,731)	$0	$0	$4,633,136	4,633,136	$75,768
See accompanying notes to portfolio of investments
Allspring Discovery Innovation Fund  | 3

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Discovery Innovation Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$65,157,318	$0	$0	$65,157,318
Consumer discretionary	47,734,895	0	0	47,734,895
Financials	67,409,190	0	0	67,409,190
Health care	56,521,715	0	0	56,521,715
Industrials	15,261,475	0	0	15,261,475
Information technology	173,243,903	0	0	173,243,903
Short-term investments
Investment companies	4,633,136	0	0	4,633,136
Total assets	$429,961,632	$0	$0	$429,961,632
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Discovery Innovation Fund  | 5